John Hancock
Global Climate Action Fund
Quarterly portfolio holdings 6/30/2024

Fund’s investments
As of 6-30-24 (unaudited)
	Shares	Value
Common stocks 99.2%		$5,543,517
(Cost $5,135,914)
Canada 4.5%		253,703
Canadian Pacific Kansas City, Ltd.	2,130	167,747
WSP Global, Inc.	552	85,956
France 5.5%		306,188
Dassault Systemes SE	3,062	115,134
EssilorLuxottica SA	608	130,649
Publicis Groupe SA	352	37,389
Schneider Electric SE	96	23,016
Germany 4.4%		245,962
Deutsche Boerse AG	531	108,535
Merck KGaA	831	137,427
Ireland 5.6%		314,757
Accenture PLC, Class A	537	162,931
Aptiv PLC (A)	2,156	151,826
Netherlands 2.6%		145,399
Koninklijke Ahold Delhaize NV	4,941	145,399
Spain 2.7%		149,925
Amadeus IT Group SA	2,253	149,925
United Kingdom 14.1%		789,684
Bunzl PLC	2,756	104,712
Intertek Group PLC	3,012	182,076
London Stock Exchange Group PLC	1,498	177,630
RELX PLC	3,140	143,871
Rentokil Initial PLC	31,234	181,395
United States 59.8%		3,337,899
Abbott Laboratories	1,639	170,308
Advanced Micro Devices, Inc. (A)	175	28,387
Alphabet, Inc., Class A	326	59,381
Apple, Inc.	321	67,609
Applied Materials, Inc.	493	116,343
Broadcom, Inc.	73	117,204
Brown & Brown, Inc.	1,854	165,766
Elevance Health, Inc.	261	141,425
Johnson Controls International PLC	1,773	117,851
Lowe’s Companies, Inc.	798	175,927
Marsh & McLennan Companies, Inc.	427	89,977
McDonald’s Corp.	698	177,878
McKesson Corp.	405	236,536
Microsoft Corp.	958	428,180
NIKE, Inc., Class B	579	43,639
NVIDIA Corp.	940	116,128
Oracle Corp.	1,656	233,827
Salesforce, Inc.	850	218,535
Sysco Corp.	2,273	162,269
The Interpublic Group of Companies, Inc.	2,165	62,980
UnitedHealth Group, Inc.	343	174,676
Visa, Inc., Class A	888	233,073

2	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.0%			$395
(Cost $395)
Short-term funds 0.0%			395
John Hancock Collateral Trust (B)	5.2940(C)	40	395

Total investments (Cost $5,136,309) 99.2%	$5,543,912
Other assets and liabilities, net 0.8%	42,576
Total net assets 100.0%	$5,586,488

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
The fund had the following sector composition as a percentage of net assets on 6-30-24:
Information technology	28.7%
Industrials	18.0%
Health care	17.7%
Financials	13.9%
Consumer discretionary	12.5%
Consumer staples	5.5%
Communication services	2.9%
Short-term investments and other	0.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2024, by major security category or type:
	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$253,703	$253,703	—	—
France	306,188	—	$306,188	—
Germany	245,962	—	245,962	—
Ireland	314,757	314,757	—	—
Netherlands	145,399	—	145,399	—
Spain	149,925	—	149,925	—
United Kingdom	789,684	—	789,684	—
United States	3,337,899	3,337,899	—	—
Short-term investments	395	395	—	—
Total investments in securities	$5,543,912	$3,906,754	$1,637,158	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	40	$33,071	$107,030	$(139,700)	$(15)	$9	$471	—	$395
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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